LEASES - Future maturities of the Company's lease obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jun. 26, 2020
Leases [Abstract]
Remainder of 2021	$ 4,356
2022	5,441	$ 4,119
2023	5,389	3,611
2024	3,712	3,512
2025	2,593	1,919
Thereafter	1,524
Total lease payments	23,015	16,124
Less: imputed interest	1,660	1,177
Total operating lease liabilities	$ 21,355	$ 14,947	$ 15,200